SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   JULY 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker


7-1    CEE     70000     16.583       19.87          Weeden & Co.
7-7	" "	10000	  16.1944     20.24         Bear Stearns
7-8       " "      	8900     16.177        20.08                " "
7-9       " "      10000     16.288        20.43	         " "
7-10     " "      10000     16.366        20.17	         " "
7-13     " "        7900     16.424        20.91	         " "
7-14     " "	7900	 17.0941      22.16                " "
7-15	" "	7900	 17.4747      22.29                " "
7-16	" "	5300	 17.6486      21.87                " "
7-17	" "	1700     17.8456      22.42                " "
7-20	" "	8200	 18.0861      22.52                " "
7-21	" "	8200	 18.00          22.23                " "
7-22	" "	8200	 17.1875      21.73                " "
7-23	" "	8200     17.0732      21.31                " "
7-24	" "	3200	 16.875        21.26                " "
7-27	" "	8100	 16.8125      20.61                " "
7-28	" "	8500	 16.375        20.76                " "
7-29	" "     200000	 16.3125      20.81                " "
7-29	" "	4700	 16.3723      20.81                " "

The Central European Equity Fund, Inc.
Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          8/10/98